RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Summary of estimated terms over which right-of-use assets are amortised

Sites for placement of network equipment and base stations inside the buildings	10 years
Sites for placement of network equipment and base stations on land	20 years
Retail stores	Up to 8 years
Administrative offices, warehouses, parking garages	not less than 3 years
Vehicles	4 – 5 years

Summary of net book value of rights-of-use assets

	December 31,
	2021	2020
Sites for placement of network and base station equipment	91,566	93,948
Land and buildings	40,572	36,468
Vehicles and other	205	87
Right-of-use assets, net	132,343	130,503

The following table presents a summary of depreciation charge of the right-of-use assets:

	2021	2020	2019
Sites for network and base station equipment	11,448	6,903	6,900
Land and buildings	8,328	11,903	11,968
Vehicles and other	103	43	404
Exclusive rights for trademarks	—	—	693

Depreciation charge, total	19,879	18,849	19,965

Schedule of expenses recognized in respect of variable lease payments not included on the measurement of lease liabilities and short-term leases

	2021	2020	2019
Variable lease payments	10,623	9,542	8,522
Short-term leases	310	195	203

Total	10,933	9,737	8,725

Schedule of capital leases future minimum lease payments and present value of the net minimum lease payments

	December 31,
	2021	2020
Minimum lease payments, including:
Current portion (less than 1 year)	29,758	27,094
More than 1 to 5 years	101,965	98,737
Over 5 years	91,031	93,520

Total minimum lease payments	222,754	219,351
Less amount representing interest	(68,245)	(68,537)
Present value of net minimum lease payments, including:
Current portion (less than 1 year)	18,709	16,177
More than 1 to 5 years	70,818	66,784
Over 5 years	64,982	67,853

Total present value of net minimum lease payments	154,509	150,814

Less current portion of lease obligations	(18,709)	(16,177)

Non-current portion of lease obligations	135,800	134,637